Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of inventories [Line Items]
Inventories	¥ 174,586	¥ 144,669	[1]
Write down in inventories	(4,155)	(1,118)		¥ (2,709)
Cost [member]
Disclosure of inventories [Line Items]
Crude oil and other raw materials	56,548	48,936
Work in progress	13,773	12,811
Finished goods	109,067	83,908
Spare parts and consumables	53	170
Inventories	179,441	145,825
Write down in inventories	¥ (4,855)	¥ (1,156)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).